INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
INVESTMENTS
Schedule of long-term investments

	2015	2016
	RMB	RMB

Held to maturity investment
Long-term time deposit	1,020,425,292	1,059,812,729

Available-for-sale investments-measured at fair value
China Eastern Airlines	—	3,293,478,259
Tujia	2,876,749,196	3,081,585,780
Hanting	1,116,231,309	1,984,037,413
eLong	—	1,877,945,423
LY.com	1,745,309,616	1,523,436,120
MakeMyTrip	—	1,519,309,068
eHi	793,869,127	612,309,518
Tuniu	430,659,093	252,746,139
Easy Go	527,301,676	228,317,887
Others	316,742,816	94,311,000

Equity method investments
BTG	—	2,498,763,234
eLong	2,632,145,397	235,138,072
Homeinns	961,773,378	—
Investment funds	261,520,937	616,160,937
Others	199,527,495	764,137,539

Others-cost method investments	988,268,166	891,333,247

Total net book value	13,870,523,498	20,532,822,365

Schedule of carrying amount and unrealized securities holding loss for equity method investment in eLong

	2015	2016
		Before the Reorganization	After the Reorganization
	RMB	RMB	RMB
Investment cost	2,615,954,303	2,732,852,735	2,545,486,916
Transfer out to Available-for-sale investments	—	—	(1,778,322,045)
Foreign currency translation	116,898,432	70,917,988	33,536,784

Total investment cost	2,732,852,735	2,803,770,723	800,701,655

Value booked under equity method
Share of cumulative loss	(98,560,550)	(255,175,523)	(563,698,613)
Amortization of outside difference, net of tax	(2,146,788)	(3,108,284)	(1,864,970)

Total booked value under equity method.	(100,707,338)	(258,283,807)	(565,563,583)

Net book value	2,632,145,397	2,545,486,916	235,138,072

Schedule of financial information of investees

			Year ended December 31,
	2016		2015		2014
	eLong	Other equity investments	Qunar	Other equity investments	Equity investments
Operating data:
Revenue	1,895,409,404	5,917,850,003	841,814,520	7,069,224,177	6,667,675,419
Gross profit	997,644,227	4,785,282,088	537,240,212	1,581,396,551	1,280,767,842
Income from operations	(1,312,847,794)	155,471,096	(4,792,664,736)	(20,961,158)	646,012,004
Net income/(loss)	(1,635,384,928)	(62,190,299)	(4,917,200,749)	(189,461,030)	446,181,771
Net income/(loss) attributable to our equity method investments companies	(722,307,716)	(55,314,772)	(2,352,388,839)	(127,465,948)	66,427,909
Add: Equity dilution impact	(832,336)	11,027,933	—	(8,314,364)	20,577,432
Add: Gain/(loss) from disposal of equity investments, including the remeasurement gain/(loss) from previously held equtiy investments in step acquisitions	—	1,369,310,070	2,352,388,839	—	100,185,800
Equity in income/(loss) of affiliates	(723,140,052)	1,325,023,231	—	(135,780,312)	187,191,141

			As of December 31,
	2016		2015		2014
Balance sheet data:
Current assets	1,978,681,514	3,353,714,017	9,433,080,372	4,091,410,052	1,383,806,709
Long-term assets	454,710,971	17,298,415,142	1,072,464,782	10,102,034,376	9,377,157,121
Current liabilities.	1,687,293,575	11,595,906,780	10,442,341,153	4,043,523,264	1,771,565,291
Long-term liabilities.	15,970,032	1,650,938,946	93,019,969	466,730,372	3,549,170,630
Non-controlling interests.	15,512,748	1,944,540,518	5,282,358	76,928,317	15,188,000